Condensed Consolidated Statements of Operations (Unaudited) (Parenthetical) - USD ($)	2 Months Ended	3 Months Ended	9 Months Ended
	Feb. 14, 2020	Sep. 30, 2020	Sep. 30, 2020
Income Statement [Abstract]
Shares are subject to possible redemption			16,878,805
Net loss per common share - basic and diluted excludes income attributable to common stock subject to possible redemption		$ 31,646	$ 41,955
Shares are subject to forfeiture	656,250